COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS
26. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company has royalty obligations on its various mines sites as discussed below:

Macassa

–A 1.5% Net Smelter Royalty ("NSR") payable to Franco-Nevada Corporation ("FNV") on production from the Company’s Macassa property.

–A 2% NSR on production from the Macassa mine payable to Sandstorm Gold Ltd. (Hurd-McCauley).

–A 3% NSR on production from the Macassa mine payable to Harbour Royalty Corp. (linked to gold price, NSR could decrease if gold price decreases below $1,000 CDN).

–A 20% Net Profits Interest ("NPI") on production at the Macassa mine payable to FNV relating to the Gracie Claim.
–Minimum cash payment of $3,000 or $0.25 per ton mined payable to Boisvert/Joseph for claims held at the Macassa property.

–A 0.5% NSR on production from the Macassa mine to the First Nations identified in the IBA.

Detour

–Production from the Detour Lake Mine is subject to a 2% NSR payable to Franco-Nevada Canada Holdings Corp. (“FN”). FN has the right to elect, on a yearly basis, to have the royalty paid in cash or in-kind. FN has elected to receive the royalty paid in-kind in 2020.

–For the Detour Lake Mine, the Company has signed agreements with the Moose Cree First Nation, the Taykwa Tagamou Nation, the Wahgoshig First Nation and the Metis Nation of Ontario. These agreements commit the Company to payments based on annual revenue and gold price.

Fosterville

–For the Company’s mine properties in the State of Victoria, Australia, a 2% NSR royalty on the Fosterville Gold Mine.

–For the Company’s mine properties in the State of Victoria, Australia, a 2.75% NSR royalty on the Fosterville Gold Mine payable to the Victorian Government effective January 1, 2020.

–The Fosterville Gold Mine is subject to a license fee which enables it to use the patented BIOX process to treat refractory ore from the underground mine. The fee is paid at a rate of A$1.33 per ounce of gold produced and treated through the BIOX Plant. The royalty was completed after the production of 3,724 ounces in January 2020.

Holt Complex

–The Holt Complex is subject to various royalties if operating.

Northern Territory

–The Northern Territory is subject to various royalties if operating.

The Company entered into the following earn-in agreements during the year ended December 31, 2020 with minimum funding commitments as described below:

Wallbridge Mining Company Ltd.

–Under the Option Agreement, the Company has the option to earn a 50% interest in the Detour East property upon contributing $7.5 million in exploration expenditures over a period of 5 years. A minimum commitment of $2 million must be contributed by the Company in the first 2 years, with $0.5 million and $1.5 million to be contributed within the first and second years, respectively.
Melkior Resources Inc.–Under the Option Agreement, the Company has the option to earn a 50% interest in the Carscallen Project upon contributing $10 million in exploration expenditures over a period of 5 years. A minimum commitment of $3 million must be contributed by the Company in the first 2 years, with $1.5 million to be contributed in each of the 2 years.